Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Brandes International Small Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$ 251	2.07%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BINCX - C - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class C Shares without Load) advanced 42.78%

in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain). In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)(1)	41.78%	15.88%	6.98%
Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)(1)	42.78%	15.88%	6.98%
MSCI ACWI ex USA Index(2)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(3)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(3)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

Material Change Date	Aug. 05, 2024
Net Assets	$ 664,302,483
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 4,662,221
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a new ly
established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.15% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.15% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Emerging Markets Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class I
Trading Symbol	BEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$ 124	1.12%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMIX - I - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) increased 21.56% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class I/BEMIX)	21.56%	3.88%	2.05%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 690,085,310
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 6,434,034
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a new ly
established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.12% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.12% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's ac
cou
nting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class A
Trading Symbol	BIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$ 129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIEAX - A - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class A Shares without Load) advanced 29.73% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil. Meanwhile, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technology
| SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government.
However
, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world.
Overweight to Energy
| Amid declining oil prices, energy was the worst-
performing
sectors in the benchmark. As such, our overweight hurt relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)	22.25%	9.35%	5.58%
Brandes International Equity Fund (Class A/BIEAX) (without sales charge)	29.73%	10.66%	6.20%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 965,606,765
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,952,441
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized
into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.20% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.20% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the
accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Small Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class I
Trading Symbol	BSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$ 102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BSCMX - I - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class I Shares) increased 26.94% in the trailing twelve months ended September 30, 2024, outperforming the 25.88% return of the Russell 2000 Value Index and slightly outperforming the 26.76% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, information technology, and materials. Meanwhile, allocations to consumer staples, energy, and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer, Graham Corporation, and Moog. Moog and Embraer benefited from the continued recovery in passenger air travel that has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.
Communications Equipment
| NETGEAR. NETGEAR revised its guidance upward after it entered into a settlement with TP-Link regarding pending patent infringement disputes. The company also announced an earlier-than-anticipated 5G mobile hotspot launch.
Materials
| Scotts Miracle-Gro and Buzzi.
TOP PERFORMANCE DETRACTORS
Consumer Staples
I Edgewell Personal Care and Ingles Markets.
Energy Equipment & Services
I Innovex International.
Health Care
I Utah Medical Products and Eagle Pharmaceuticals. Eagle Pharmaceutical changed its business strategy last year, which resulted in increased risk for our investment, in our opinion. This, combined with the late financial filing and resignation of its CEO in 4Q23, led us to exit the position in favor of more attractive risk/reward tradeoffs elsewhere.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class I/BSCMX)	26.94%	16.70%	11.78%
Russell 3000 Index (1)	35.19%	15.26%	12.83%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%
(1)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
(1)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.

Material Change Date	Aug. 05, 2024
Net Assets	$ 61,294,367
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 220,043
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 61,294,367
Total number of portfolio holdings	49
Total advisory fees paid	$ 220,043
Portfolio turnover rate	38%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	38.93%
Health Care	15.21%
Technology	11.26%
Energy	7.33%
Consumer Staples	7.03%
Consumer Discretionary	5.78%
Financials	5.04%
Materials	4.65%
Utilities	2.33%
Other	3.42%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Small Cap Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.90% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.90% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent register ed
public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Emerging Markets Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	BEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$ 229	2.08%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMCX - C - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class C Shares, without Load) increased 20.53% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge) (1)	19.53%	3.00%	1.24%
Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge) (1)	20.53%	3.00%	1.24%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 690,085,310
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 6,434,034
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.12% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.12% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte &
Touche
LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the
Predecessor
Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Small Cap Value Fund Class A
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class A
Trading Symbol	BSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$ 130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BSCAX - A - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class A Shares without Load) increased 26.59% in the trailing twelve months ended September 30, 2024, outperforming the 25.88% return of the Russell 2000 Value Index and slightly underperforming the 26.76% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, information technology, and materials. Meanwhile, allocations to consumer staples, energy, and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer, Graham Corporation, and Moog. Moog and Embraer benefited from the continued recovery in passenger air travel that has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.
Communications Equipment
| NETGEAR. NETGEAR revised its guidance upward after it entered into a settlement with TP-Link regarding pending patent infringement disputes. The company also announced an earlier-than-anticipated 5G mobile hotspot launch.
Materials
| Scotts Miracle-Gro and Buzzi.
TOP PERFORMANCE DETRACTORS
Consumer Staples
I Edgewell Personal Care and Ingles Markets.
Energy Equipment & Services
I Innovex International.
Health Care
I Utah Medical Products and Eagle Pharmaceuticals. Eagle Pharmaceutical changed its business strategy last year, which resulted in increased risk for our investment, in our opinion. This, combined with the late financial filing and resignation of its CEO in 4Q23, led us to exit the position in favor of more attractive risk/reward tradeoffs elsewhere.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)	19.32%	15.07%	10.82%
Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)	26.59%	16.43%	11.48%
Russell 3000 Index (1)	35.19%	15.26%	12.83%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%
(1)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
(1)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.

Material Change Date	Aug. 05, 2024
Net Assets	$ 61,294,367
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 220,043
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 61,294,367
Total number of portfolio holdings	49
Total advisory fees paid	$ 220,043
Portfolio turnover rate	38%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	38.93%
Health Care	15.21%
Technology	11.26%
Energy	7.33%
Consumer Staples	7.03%
Consumer Discretionary	5.78%
Financials	5.04%
Materials	4.65%
Utilities	2.33%
Other	3.42%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Small Cap Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.15% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.15% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Core Plus Fixed Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class I
Trading Symbol	BCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BCPIX - I - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) increased 12.02% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positionin
g | Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom
I Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	12.02%	1.53%	2.16%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 115,393,846
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 328,077
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 115,393,846
Total number of portfolio holdings	68
Total advisory fees paid	$ 328,077
Portfolio turnover rate	25%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	64.93%
Corporate Bonds	25.15%
Federal and Federally Sponsored Credits	4.45%
Foreign Issuer Bonds	2.04%
Other	2.65%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Core Plus Fixed Income Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.30% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospe ctus,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.30% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospe ctus,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Small Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$ 161	1.32%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BISAX - A - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class A Shares without Load) advanced 43.93%

in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain). In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)	35.66%	15.25%	6.91%
Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)	43.93%	16.63%	7.55%
MSCI ACWI ex USA Index(1)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(2)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(2)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap
Index
to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
(1)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(2)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap
Index
to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

Material Change Date	Aug. 05, 2024
Net Assets	$ 664,302,483
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 4,662,221
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.40% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.40% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Global Equity Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class A
Trading Symbol	BGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$ 143	1.25%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BGEAX - A - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class A Shares without Load) increased 29.18% in the trailing twelve months ended September 30, 2024, underperforming the 32.43% return of the MSCI World Index, but outperforming the 27.18% return of the MSCI World Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Germany. Meanwhile, allocations to France, South Korea, and Mexico weighed on relative returns, as did our underweight to the United States. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and communication services detracted from relative returns, as did our underweight to information technology.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Banks
| Wells Fargo and Citigroup (U.S.), and Erste Group Bank (Austria).
Materials
| Heidelberg (Germany), CRH (Ireland), and Corteva (U.S.).
TOP PERFORMANCE DETRACTORS
Underweight to Information Technology
I Our underweight to U.S.-based technology companies (such as Nvidia), which gained significantly in the period even with the pullback in 3Q24, hurt relative returns. The technology sector, which accounted for nearly a quarter of the MSCI World Index as of 9/30/24, drove over a third of the index’s return.
Health Care
I CVS and Pfizer (U.S.), Takeda (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. Although Grifols rebounded in 3Q24 on a potential takeover bid, it was still a detractor for the 12-month period.
Underweight to the United States
I Approximately 30% underweight relative to the MSCI World Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)	21.76%	10.81%	6.61%
Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)	29.18%	12.13%	7.25%
MSCI World Index	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 53,190,131
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 379,962
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 53,190,131
Total number of portfolio holdings	70
Total advisory fees paid	$ 379,962
Portfolio turnover rate	20%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.66%
Health Care	18.79%
Consumer Discretionary	11.46%
Industrials	9.69%
Technology	9.66%
Consumer Staples	6.97%
Energy	6.30%
Communication Services	5.67%
Materials	5.30%
Other	2.41%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Global Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.25% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.25% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”)
became
the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as t
h
e accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Emerging Markets Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class R6
Trading Symbol	BEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMRX - R6 - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class R6 Shares) increased 21.73% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class R6/BEMRX) (1)	21.73%	4.01%	2.17%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 690,085,310
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 6,434,034
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.97% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.97% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Small Cap Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$ 137	1.12%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BISMX - I - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class I Shares) advanced 44.22% in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain). In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class I/BISMX)	44.22%	16.88%	7.76%
MSCI ACWI ex USA Index(1)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(2)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(2)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Ind
ex
to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
(1)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(2)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Ind
ex
to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

Material Change Date	Aug. 05, 2024
Net Assets	$ 664,302,483
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 4,662,221
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.15% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.15% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Small Cap Value Fund Class R6
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class R6
Trading Symbol	BSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$ 82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BSCRX - R6 - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class R6 Shares) increased 27.14% in the trailing twelve months ended September 30, 2024, outperforming the 25.88% return of the Russell 2000 Value Index and slightly outperforming the 26.76% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, information technology, and materials. Meanwhile, allocations to consumer staples, energy, and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer, Graham Corporation, and Moog. Moog and Embraer benefited from the continued recovery in passenger air travel that has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.
Communications Equipment
| NETGEAR. NETGEAR revised its guidance upward after it entered into a settlement with TP-Link regarding pending patent infringement disputes. The company also announced an earlier-than-anticipated 5G mobile hotspot launch.
Materials
| Scotts Miracle-Gro and Buzzi.
TOP PERFORMANCE DETRACTORS
Consumer Staples
I Edgewell Personal Care and Ingles Markets.
Energy Equipment & Services
I Innovex International.
Health Care
I Utah Medical Products and Eagle Pharmaceuticals. Eagle Pharmaceutical changed its business strategy last year, which resulted in increased risk for our investment, in our opinion. This, combined with the late financial filing and resignation of its CEO in 4Q23, led us to exit the position in favor of more attractive risk/reward tradeoffs elsewhere.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class R6/BSCRX) (1)	27.14%	17.25%	11.19%
Russell 3000 Index (2)	35.19%	15.26%	12.83%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%
(1)
Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”)and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

(2)	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.
Material Change Date	Aug. 05, 2024
Net Assets	$ 61,294,367
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 220,043
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 61,294,367
Total number of portfolio holdings	49
Total advisory fees paid	$ 220,043
Portfolio turnover rate	38%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	38.93%
Health Care	15.21%
Technology	11.26%
Energy	7.33%
Consumer Staples	7.03%
Consumer Discretionary	5.78%
Financials	5.04%
Materials	4.65%
Utilities	2.33%
Other	3.42%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Small Cap Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.72% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.72% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and Septemb er
30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Global Equity Fund - Class I [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class I
Trading Symbol	BGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$ 115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BGVIX - I - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class I Shares) increased 29.46% in the trailing twelve months ended September 30, 2024, underperforming the 32.43% return of the MSCI World Index, but outperforming the 27.18% return of the MSCI World Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Germany. Meanwhile, allocations to France, South Korea, and Mexico weighed on relative returns, as did our underweight to the United States. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and communication services detracted from relative returns, as did our underweight to information technology.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Banks
| Wells Fargo and Citigroup (U.S.), and Erste Group Bank (Austria).
Materials
| Heidelberg (Germany), CRH (Ireland), and Corteva (U.S.).
TOP PERFORMANCE DETRACTORS
Underweight to Information Technology
I Our underweight to U.S.-based technology companies (such as Nvidia), which gained significantly in the period even with the pullback in 3Q24, hurt relative returns. The technology sector, which accounted for nearly a quarter of the MSCI World Index as of 9/30/24, drove over a third of the index’s return.
Health Care
I CVS and Pfizer (U.S.), Takeda (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. Although Grifols rebounded in 3Q24 on a potential takeover bid, it was still a detractor for the 12-month period.
Underweight to the United States
I Approximately 30% underweight relative to the MSCI World Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class I/BGVIX)	29.46%	12.41%	7.51%
MSCI World Index	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 53,190,131
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 379,962
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 53,190,131
Total number of portfolio holdings	70
Total advisory fees paid	$ 379,962
Portfolio turnover rate	20%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.66%
Health Care	18.79%
Consumer Discretionary	11.46%
Industrials	9.69%
Technology	9.66%
Consumer Staples	6.97%
Energy	6.30%
Communication Services	5.67%
Materials	5.30%
Other	2.41%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Global Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.00% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information
, you may review the Fund’s prospect
us,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.00% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information
, you may review the Fund’s prospect
us,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted
above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Separately Managed Account Reserve Trust - Fund Level
Shareholder Report [Line Items]
Fund Name	Brandes Separately Managed Account Reserve Trust
Class Name	Ticker
Trading Symbol	SMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust *	$ 0	0.00%
*
No expenses have been charged to the Brandes Separately Managed Account Reserve Trust (“SMART Fund”) over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of F
un
d Performance - SMARX
Summary of Results
The net asset value of the Brandes Separately Managed Account Reserve Trust increased 14.99% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positioning
| Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom |
Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Separately Managed Account Reserve Trust	14.99%	2.66%	3.32%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Intermediate Credit Bond Index	11.46%	1.89%	2.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 170,038,220
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 170,038,220
Total number of portfolio holdings	54
Total advisory fees paid	$ 0
Portfolio turnover rate	32%

Holdings [Text Block]	Asset Type as % of Net Assets
Corporate Bonds	51.83%
US Governments	32.95%
Foreign Issuer Bonds	5.42%
Federal and Federally Sponsored Credits	5.12%
Short-Term Investments	4.71%
Other	1.75%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Separately Managed Account Reserve Trust (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class I
Trading Symbol	BIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$ 98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIIEX - I - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 30.12% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil.
Meanwhile
, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technology
| SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world.
Overweight to Energy
| Amid declining oil prices, energy was the worst-performing sectors in the benchmark. As such, our overweight hurt relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class I/BIIEX)	30.12%	10.97%	6.45%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 965,606,765
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,952,441
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized
into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “
Reorganization
”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.85% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.85% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectu
s,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Global Equity Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class C
Trading Symbol	BGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$ 228	2.00%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BGVCX - C - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class C Shares with
o
ut Load) increased 28.19% in the trailing twelve months ended September 30, 2024, underperforming the 32.43% return of the MSCI World Index, but outperforming the 27.18% return of the MSCI World Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Germany. Meanwhile, allocations to France, South Korea, and Mexico weighed on relative returns, as did our underweight to the United States. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and communication services detracted from relative returns, as did our underweight to information technology.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Banks
| Wells Fargo and Citigroup (U.S.), and Erste Group Bank (Austria).
Materials
| Heidelberg (Germany), CRH (Ireland), and Corteva (U.S.).
TOP PERFORMANCE DETRACTORS
Underweight to Information Technology
I Our underweight to U.S.-based technology companies (such as Nvidia), which gained significantly in the period even with the pullback in 3Q24, hurt relative returns. The technology sector, which accounted for nearly a quarter of the MSCI World Index as of 9/30/24, drove over a third of the index’s return.
Health Care
I CVS and Pfizer (U.S.), Takeda (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. Although Grifols rebounded in 3Q24 on a potential takeover bid, it was still a detractor for the 12-month period.
Underweight to the United States
I Approximately 30% underweight relative to the MSCI World Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)(1)	27.19%	11.29%	6.61%
Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)(1)	28.19%	11.29%	6.61%
MSCI World Index	32.43%	13.04%	10.07%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 53,190,131
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 379,962
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 53,190,131
Total number of portfolio holdings	70
Total advisory fees paid	$ 379,962
Portfolio turnover rate	20%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.66%
Health Care	18.79%
Consumer Discretionary	11.46%
Industrials	9.69%
Technology	9.66%
Consumer Staples	6.97%
Energy	6.30%
Communication Services	5.67%
Materials	5.30%
Other	2.41%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Global Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.00% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospe ctus,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 2.00% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospe ctus,
at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Core Plus Fixed Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class R6
Trading Symbol	BCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BCPRX - R6 - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class R6 Shares) increased 12.04% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positioning
|
Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom
I Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX) (1)	12.04%	2.23%	2.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 115,393,846
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 328,077
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 115,393,846
Total number of portfolio holdings	68
Total advisory fees paid	$ 328,077
Portfolio turnover rate	25%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	64.93%
Corporate Bonds	25.15%
Federal and Federally Sponsored Credits	4.45%
Foreign Issuer Bonds	2.04%
Other	2.65%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Core Plus Fixed Income Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.30% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.30% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and Septemb er
30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class C
Trading Symbol	BIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$ 214	1.87%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIECX - C - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class C Shares without Load) advanced 28.80% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil. Meanwhile, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom).
Both
Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technolog
y | SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world.
Overweight to Energy
| Amid declining oil prices, energy was the worst-performing sectors in the benchmark. As such, our overweight hurt relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)(1)	27.80%	9.90%	5.59%
Brandes International Equity Fund (Class C/BIECX) (without sales charge)(1)	28.80%	9.90%	5.59%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 965,606,765
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,952,441
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.95% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.95% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and Septemb er
30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Core Plus Fixed Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class A
Trading Symbol	BCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BCPAX - A - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class A Shares without Load) increased 11.88% in the trailing twelve months ended September 30, 2024, outperforming the 11.57% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in information technology, banks, and services whereas select holdings in wireless, telecom, and media detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Information Technology
| MicroStrategy and Meta
Banks
| US Bank and Goldman Sachs
Services
| ADT and Iron Mountain
Yield Curve Positioning
| Portfolio was overweight shorter maturity bonds that benefitted as yields at the front-end of the yield curve declined by more than longer-term maturities.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom
I Telecom Italia
Media
I Univision Communications
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This detracted from performance as yields fell.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)	7.66%	0.53%	1.53%
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)	11.88%	1.31%	1.92%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 115,393,846
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 328,077
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 115,393,846
Total number of portfolio holdings	68
Total advisory fees paid	$ 328,077
Portfolio turnover rate	25%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	64.93%
Corporate Bonds	25.15%
Federal and Federally Sponsored Credits	4.45%
Foreign Issuer Bonds	2.04%
Other	2.65%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Core Plus Fixed Income Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.50% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.50% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered
public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the
accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes Emerging Markets Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	BEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$ 146	1.32%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMAX - A - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class A Shares, without Load) increased 21.38% in the trailing twelve months ended September 30, 2024, underperforming the 26.05% return of the MSCI Emerging Markets Index and the 24.38% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in Brazil and South Korea. Meanwhile, allocation to China hurt relative returns, as did our underweights to Taiwan and India, as well as overweight to Mexico. From a sector standpoint, select holdings in industrials, financials, and communication services were standout performers. Conversely, several holdings in consumer discretionary, consumer staples, and real estate hurt performance, along with allocation to information technology.

TOP PERFORMANCE CONTRIBUTORS
Industrials
| Embraer (Brazil) and Contemporary Amperex Technology (China). Embraer benefited from the continued recovery in its commercial aerospace end-market, resulting in improved cash-flow generation and a stronger balance sheet.
Banks
| Shinhan Financial Group (South Korea), Kasikornbank (Thailand), and Erste Group Bank (Austria).
Communication Services
| Indus Towers (India) and Millicom International Cellular (Luxembourg).
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), Kimberly-Clark de Mexico (consumer staples), Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
China
| LONGi Green Energy Technology (information technology), Topsports International and Galaxy Entertainment (consumer discretionary). For much of the period, several of our Chinese holdings faced subdued investor sentiment stemming from the country’s weaker-than-expected post-COVID economic rebound and consumption. Although many of them rebounded in 3Q24, they detracted from performance on a one-year basis.
India
| We have not found many undervalued opportunities in India, resulting in a significant underweight (~5% weight in the Fund vs. nearly 20% in the benchmark as of 9/30/24) that detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)	14.40%	2.43%	1.21%
Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)	21.38%	3.65%	1.81%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 690,085,310
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 6,434,034
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 690,085,310
Total number of portfolio holdings	62
Total advisory fees paid	$ 6,434,034
Portfolio turnover rate	28%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Financials	23.68%
Technology	19.35%
Consumer Discretionary	14.69%
Industrials	10.51%
Communication Services	9.55%
Consumer Staples	9.26%
Real Estate	2.43%
Utilities	2.43%
Energy	2.36%
Materials	2.01%
Other	2.52%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes Emerging Markets Value Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.37% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus
, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.37% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus
, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent
registered public accounting firm of the Fund and
PricewaterhouseCoopers
LLP was dismissed

as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended
September
30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Equity Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class R6
Trading Symbol	BIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$ 86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIERX - R6 - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class R6 Shares) advanced 30.30% in the trailing twelve months ended September 30, 2024, outperforming the 24.77% return of the MSCI EAFE Index, as well as outperforming the 23.14% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Brazil. Meanwhile, allocations to France and Mexico weighed on relative returns, as did several holdings in Japan. From a sector standpoint, holdings in industrials, consumer staples, and financials were standout performers, along with holdings in information technology. Conversely, overweight to energy detracted from relative returns, as did allocations to real estate and consumer discretionary.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce reported improving earnings amid continued strong demand in their aerospace end markets.
Banks
| Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Information Technology
| SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC appreciated as the proliferation of artificial intelligence (AI) applications fueled rising demand for semiconductor content.
TOP PERFORMANCE DETRACTORS
Mexico
| Fibra Uno (real estate), America Movil (communication services), and Cemex (materials). Mexican stocks tumbled as the presidential election results raised concerns about the potential for less market-friendly policies by the new government. However, we maintain confidence in our Mexican holdings as we believe they are well managed, with low susceptibility to government intervention and long histories navigating turbulent times.
Consumer Discretionary
| Kering (France) and Swatch Group (Switzerland). Luxury goods players, including Kering and Swatch, have been struggling with slower-than-expected demand recovery in Asia, especially China, which represents one of the largest luxury goods markets in the world
Overweight to Energy
| Amid declining oil prices, energy was the worst-performing sectors in the benchmark. As such, our overweight hurt relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class R6/BIERX) (1)	30.30%	11.08%	6.57%
MSCI EAFE (Europe, Australasia and Far East) Index	24.77%	8.20%	5.71%
(1)	Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 05, 2024
Net Assets	$ 965,606,765
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,952,441
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2024
Fund net assets	$ 965,606,765
Total number of portfolio holdings	70
Total advisory fees paid	$ 5,952,441
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	19.19%
Health Care	16.66%
Consumer Discretionary	13.86%
Financials	12.29%
Industrials	10.37%
Technology	7.35%
Communication Services	7.26%
Energy	4.56%
Materials	3.34%
Short-Term Investments	2.26%
Other	2.29%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.75% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 0.75% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“
Deloitte
”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024
Brandes International Small Cap Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature . You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$ 122	1.00%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BISRX - R6 - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class R6 Shares) advanced 44.39% in the trailing twelve months ended September 30, 2024, outperforming the 23.25% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 24.05% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and Ireland. Meanwhile, holdings in Mexico weighed on relative returns, as did the lack of exposure to India. From a sector standpoint, holdings in industrials, consumer staples, and communication services were standout performers, whereas allocations to health care and utilities detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense
| Embraer (Brazil), Heroux-Devtek (Canada), Montana Aerospace (Switzerland), and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in improved cash-flow generation and stronger balance sheets.
Food Products
| Greencore Group (Ireland), First Pacific (Hong Kong), and Binggrae (South Korea).
Communication Services
| Magyar Telekom (Hungary) and Millicom International Cellular (Luxembourg). Magyar Telekom appreciated as inflation and geopolitical concerns in Hungary eased. The company also announced a price increase, which should translate into meaningful revenue growth and potential margin expansion.
TOP PERFORMANCE DETRACTORS
India
I We have not found many undervalued opportunities in India, which represented one of the strongest markets in the benchmark. As such, our lack of exposure to the country hurt relative returns.
Health Care
| Euroapi (France) and Grifols (Spain).

In late 2023, Euroapi adjusted its sales growth guidance downward and suspended its medium-term targets to 2026.
Electric Utilities
I Neoenergia (Brazil) and Enel (Chile). Neoenergia and Enel were the Fund’s only two holdings in utilities. Although they were slightly positive in the period, they underperformed the strong-performing utilities sector in the benchmark, thus detracting from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class R6/BISRX)(1)	44.39%	17.01%	7.88%
MSCI ACWI ex USA Index(2)	25.35%	7.59%	5.22%
MSCI ACWI ex USA Small Cap Index(3)	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index	21.43%	6.18%	5.49%
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
(2)
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.

(3)
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.
Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.

Material Change Date	Aug. 05, 2024
Net Assets	$ 664,302,483
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 4,662,221
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPT EMBE R 30, 2024
Fund net assets	$ 664,302,483
Total number of portfolio holdings	75
Total advisory fees paid	$ 4,662,221
Portfolio turnover rate	36%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	24.89%
Financials	16.27%
Consumer Staples	13.94%
Health Care	12.43%
Communication Services	8.04%
Materials	6.23%
Consumer Discretionary	5.64%
Real Estate	4.24%
Utilities	2.55%
Technology	2.41%
Energy	2.02%
Other	1.59%

Material Fund Change [Text Block]
Material Fund Changes
The Brandes International Small Cap Equity Fund (the "Predecessor Fund") a series of Brandes Investment Trust, reorganized into the Fund, a newly established series of Datum One Series Trust, effective August 5, 2024 (the “Reorganization”).
Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund. In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.00% of average daily net assets through July 15, 2025.
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Material Fund Change Expenses [Text Block]	In addition, Brandes Investment Partners, L.P. contractually agreed to limit fund operating expense to 1.00% of average daily net assets through July 15, 2025.
Material Fund Change Adviser [Text Block]	Brandes Investment Partners, L.P., investment adviser to the Predecessor Fund, is also the adviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s prospectus, at
brandes.com/funds/regulatory-literature
or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
Accountant Change Statement [Text Block]
Changes in and Disagreements with Accountants
Starting August 5, 2024, in connection with the Reorganization noted above, Deloitte & Touche LLP (“Deloitte”) became the independent registered public accounting firm of the Fund and PricewaterhouseCoopers LLP was dismissed as the Predecessor Fund's accounting firm. Deloitte serves as the accounting firm for all funds in the Datum One Series Trust.
There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended September 30, 2022 and September 30, 2023, or for the period from October 1, 2023 through August 5, 2024.

Accountant Change Date	Aug. 05, 2024

[1]	No expenses have been charged to the Brandes Separately Managed Account Reserve Trust (“SMART Fund”) over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund.